UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2009 to September 30, 2009

Item 1:           Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

September 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (85.4%)
Aerospace & Defense (1.3%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$102,750
175	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	125,125
95	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	90,962
100	Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)‡	(BB, B2)	10/01/17	7.500	100,000
					418,837
Agriculture (0.4%)
120	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/11	11.000	120,150

Auto Loans (1.8%)
175	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	08/01/12	7.500	168,134
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	291,216
150	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	139,349
					598,699
Auto Parts & Equipment (1.5%)
150	Altra Industrial Motion, Inc., Global Company Guaranteed Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	153,750
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	52,125
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	92,950
150	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	156,375
25	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	27,250
					482,450
Banks (3.1%)
175	CIT Group, Inc., Senior Unsecured Notes#	(CC, Ca)	02/13/12	0.704	115,589
350	CIT Group, Inc., Senior Unsecured Notes	(CC, Ca)	02/13/12	5.400	229,827
300	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	03/02/11	7.250	291,750
189	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	04/01/11	6.000	179,077
13	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/31/13	7.500	11,505
211	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, Ca)	12/01/14	6.750	181,460
15	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, Ca)	12/31/18	8.000	11,475
					1,020,683
Beverages (0.4%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	125,000

Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC, B3)	12/01/15	7.875	66,375

Building & Construction (1.5%)
52	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	11,700
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(D, Caa2)	04/15/12	8.375	88,000
25	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	25,625
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(D, Caa2)	01/15/16	6.250	75,500
125	Meritage Homes Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	116,875
175	Standard Pacific Corp., Company Guaranteed Notes	(CCC, Caa1)	04/01/14	6.250	153,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building & Construction
$75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $101.91)	(CC, Caa3)	12/15/12	7.625	$35,625
					506,450
Building Materials (1.1%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/10 @ $102.58)	(B+, B3)	08/01/14	7.750	96,750
150	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	127,500
75	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B, Ba3)	11/01/11	9.000	75,375
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/10 @ $102.83)ø	(D, Ca)	09/01/14	8.500	52,125
					351,750
Chemicals (2.2%)
75	Ashland, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/13 @ $104.56)‡	(BB-, Ba3)	06/01/17	9.125	80,437
55	Chemtura Corp., Company Guaranteed Notesø	(D, NR)	06/01/16	6.875	58,025
100	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	100,750
40	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Caa2)	12/01/14	9.750	31,200
82	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡	(C, B3)	06/15/14	12.500	84,760
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B2)	11/15/13	9.000	75,643
25	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	26,375
100	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	103,750
100	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	101,500
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	83,500
					745,940
Computer Hardware (0.4%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	67,500
50	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00)‡	(BB+, Ba1)	05/01/14	10.000	54,875
					122,375
Consumer Products (1.0%)
125	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/09 @ $102.56)‡	(CCC, Caa2)	10/01/12	10.250	120,625
75	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	71,625
50	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	48,875
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	102,500
					343,625
Diversified Capital Goods (2.9%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	70,125
75	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	79,500
100	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	104,500
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	93,000
125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	123,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$100	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, Caa1)	06/01/17	7.375	$87,625
75	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	73,125
75	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	74,625
50	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	50,625
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	97,250
102	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa2)	06/15/12	9.875	92,565
					946,065
Electric - Generation (5.2%)
25	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	06/01/15	7.500	23,250
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	188,000
25	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/17	7.000	21,000
350	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	285,250
300	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	262,500
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	169,750
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(BB-, B1)	02/01/14	7.250	73,875
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	48,500
75	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/14	7.625	73,969
625	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	453,125
175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	126,875
					1,726,094
Electric - Integrated (1.1%)
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	151,688
25	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	27,375
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	177,187
					356,250
Electronics (1.6%)
75	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	75,281
100	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	77,000
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	40,800
75	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	76,500
25	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	23,500
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	119,375
125	Viasystems, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	123,906
					536,362
Energy - Exploration & Production (5.8%)
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	96,500
75	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(B+, B1)	07/15/16	9.875	79,312
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	71,250
325	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	309,562
75	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	77,250
75	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	80,062

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$150	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	$140,250
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $100.00)	(BB-, B1)	05/01/14	7.750	98,500
100	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	99,750
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	69,000
100	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	100,250
100	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	108,500
175	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	173,250
25	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	23,916
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	74,813
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	97,750
100	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	76,500
75	Swift Energy Co., Company Guaranteed Notes (Callable 07/15/10 @ $100.00)	(BB-, B3)	07/15/11	7.625	75,000
75	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	74,438
					1,925,853
Environmental (1.2%)
75	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	79,125
150	Clean Harbors, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $103.81)‡	(BB-, Ba2)	08/15/16	7.625	154,313
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	175,000
					408,438
Food & Drug Retailers (1.7%)
100	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	103,000
100	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	101,000
200	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	163,500
75	Rite Aid Corp., Rule 144A, Senior Secured Notes (Callable Notes 06/12/13 @ $104.88)‡	(B+, B3)	06/12/16	9.750	81,375
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	24,375
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B+, B2)	06/15/12	8.125	50,500
25	SUPERVALU, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/16	8.000	26,000
					549,750
Food - Wholesale (0.8%)
50	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B, Caa2)	11/01/14	7.500	50,000
25	Dole Food Co., Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	03/15/11	8.875	25,156
75	Dole Food Co., Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.00)‡	(B-, B2)	10/01/16	8.000	75,657
75	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(B+, Ba3)	07/15/14	10.000	79,125
25	Smithfield Foods, Inc., Series B, Global Senior Unsecured Notes	(B-, Caa1)	05/15/13	7.750	22,375
					252,313
Forestry & Paper (2.1%)
90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	72,000
125	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	126,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Forestry & Paper
$75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	$73,688
45	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa3)	05/01/13	12.000	21,263
75	NewPage Corp., Global Senior Secured Notes (Callable 05/01/10 @ $103.00)	(CCC-, Caa2)	05/01/12	10.000	49,875
225	NewPage Corp., Rule 144A, Senior Secured Notes (Callable 03/31/12 @ $105.00)‡	(CCC+, B2)	12/31/14	11.375	222,187
75	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	53,906
100	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	74,500
					694,294
Gaming (4.1%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69) ø‡	(NR, NR)	12/15/14	9.375	13,688
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	25,125
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	97,500
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	82,500
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	15,295
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	53,375
60	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	1,950
135	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62)‡	(B, Caa1)	06/01/17	11.250	139,387
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)ø	(D, Ca)	11/15/10	12.000	46,750
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	91,625
50	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	32,500
125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(CCC, Ca)	11/15/15	8.500	45,938
175	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	136,500
100	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	78,500
25	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	04/01/13	6.750	21,031
75	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	82,312
175	MTR Gaming Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	171,500
75	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	75,375
50	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡	(B, B3)	08/15/17	10.750	50,500
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	75
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	96,000
					1,357,426
Gas Distribution (3.2%)
125	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	120,625
150	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	148,288
300	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	307,958
150	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	151,500
75	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	75,000
125	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	119,062

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gas Distribution
$125	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	$128,014
					1,050,447
Health Services (6.3%)
100	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	105,250
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	136,875
150	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	154,125
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	74,625
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	336,781
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	48,250
275	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	264,000
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	109,000
75	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	74,719
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	71,250
50	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(CCC+, Caa1)	03/15/16	0.000	47,750
75	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	75,937
100	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	97,750
275	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.37)‡	(BB-, B2)	07/01/19	8.875	291,500
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	4.635	42,625
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	24,625
75	Vanguard Health Holding Co. II LLC, Global Company Guaranteed Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	76,875
75	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	68,813
					2,100,750
Hotels (0.7%)
100	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡	(BB+, Ba1)	05/15/17	9.000	106,500
125	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	119,375
					225,875
Household & Leisure Products (0.5%)
150	ACCO Brands Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $105.31)‡	(BB-, B2)	03/15/15	10.625	157,500

lnvestments & Misc. Financial Services (0.2%)
75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC, Caa3)	11/15/15	10.500	65,250

Leisure (0.2%)
51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)ø‡	(D, NR)	07/15/16	12.250	46,410
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	28,500
					74,910
Machinery (0.9%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	102,000
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	49,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Machinery
$75	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	$77,812
75	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	69,188
					298,250
Media - Broadcast (1.1%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	70,875
80	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	46,000
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	22,313
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	93,000
75	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/10 @ $100.00)‡	(BB, Ba3)	09/01/12	8.750	76,875
63	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	48,941
100	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	125
					358,129
Media - Cable (4.1%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	195,000
250	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, NR)	10/01/15	11.000	47,500
125	CCH II Capital Corp., Series B, Global Senior Unsecured Notesø	(D, NR)	09/15/10	10.250	140,625
83	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, NR)	04/01/11	9.920	623
100	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(D, B1)	04/30/12	10.000	102,250
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	04/15/14	8.500	79,125
150	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	159,375
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	79,125
100	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 05/15/12 @ $103.81)	(BBB-, Ba2)	05/15/16	7.625	107,500
175	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	170,625
50	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	51,250
50	DISH DBS Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, Ba3)	09/01/19	7.875	50,750
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	50,750
50	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡	(B-, B3)	08/15/19	9.125	51,625
75	Videotron LTee, Rule 144A, Company Guaranteed Notes (Callable 04/15/13 @ $104.56)‡	(BB-, Ba2)	04/15/18	9.125	81,562
					1,367,685
Media - Services (0.9%)
75	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	69,000
100	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	105,500
50	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	48,125
75	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	79,500
					302,125
Metals & Mining - Excluding Steel (1.0%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	110
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	27

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$50	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	$53,246
125	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	133,154
131	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa2)	05/15/15	5.413	92,661
50	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	50,750
					329,948
Non-Food & Drug Retailers (1.5%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	66,750
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	45,500
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	24,750
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	70,500
110	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	114,125
125	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	107,500
75	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	70,875
					500,000
Oil Field Equipment & Services (1.9%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	95,500
75	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B+, B3)	01/15/16	9.500	75,375
25	Hornbeck Offshore Services, Inc., Rule 144A, Senior Notes (Callable 09/01/13 @ $104.00)‡	(BB-, Ba3)	09/01/17	8.000	24,750
80	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	74,600
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	71,625
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	74,719
100	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	110,500
100	SEACOR Holdings, Inc., Senior Notes	(BBB-, Ba1)	10/01/19	7.375	100,624
					627,693
Oil Refining & Marketing (0.6%)
75	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	78,375
125	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	119,375
					197,750
Packaging (1.7%)
100	Ball Corp., Company Guaranteed Notes (Callable 09/01/14 @ $103.69)	(BB+, Ba1)	09/01/19	7.375	102,000
100	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	85,500
65	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	62,238
70	Crown Americas Capital Corp., Global Company Guaranteed Notes (Callable 11/15/10 @ $103.88)	(BB-, B1)	11/15/15	7.750	71,575
25	Crown Cork & Seal Co., Inc., Senior Unsecured Notes (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	23,875
125	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	129,062
75	Owens-Illinois, Inc., Senior Unsecured Notes	(B+, B2)	05/15/18	7.800	75,563

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Packaging
$0	Pliant Corp., Global Senior Secured Notes(1)ø	(D, NR)	06/15/09	11.625	$122
					549,935
Printing & Publishing (0.7%)
85	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	80,750
50	Gannett Co., Inc., Rule 144A, Company Guaranteed Notes‡	(BB, Baa3)	11/15/14	8.750	49,233
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	7,500
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
200	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø	(D, NR)	02/15/17	9.000	4,000
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	76,606
					218,089
Railroads (0.5%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	76,875
75	Railamerica, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/13 @ $104.62)‡	(BB-, B1)	07/01/17	9.250	78,938
					155,813
Retail (0.4%)
125	QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)‡	(BBB, Ba2)	10/01/19	7.500	125,781

Software/Services (2.3%)
150	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	148,125
150	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	139,312
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	26,125
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	153,750
41	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	42,435
49	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	52,185
200	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	187,250
					749,182
Steel Producers/Products (1.0%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(BB-, Ba3)	06/15/12	7.750	100,875
75	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)ø	(NR, NR)	02/15/14	11.250	28,125
100	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	95,500
100	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	8.250	101,000
					325,500
Support-Services (3.7%)
75	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	76,031
100	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B2)	08/15/16	9.000	96,500
75	Corrections Corp. of America, Company Guaranteed Notes (Callable 06/01/13 @ $103.88)	(BB, Ba2)	06/01/17	7.750	77,813
100	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	102,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$75	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B2)	01/01/14	8.875	$76,125
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	50,500
25	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/10 @ $101.10)	(B+, B2)	01/01/16	6.625	24,250
100	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	103,500
75	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)	(B-, B2)	05/15/12	9.625	76,500
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	48,250
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	102,250
75	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	72,750
100	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	86,000
130	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC-, B3)	09/01/14	9.875	126,425
100	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44)‡	(B, B2)	06/15/16	10.875	107,500
					1,226,894
Telecom - Integrated/Services (5.0%)
125	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	121,875
200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	192,000
125	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	127,187
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	126,250
325	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	334,750
125	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC, Caa1)	02/15/15	4.601	90,000
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC, Caa1)	03/15/13	12.250	50,750
125	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	114,063
175	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	175,656
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	124,063
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	205,500
					1,662,094
Telecom - Wireless (4.1%)
75	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.69)	(B, B2)	06/15/13	10.125	77,625
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	102,000
75	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81)‡	(B+, Ba2)	05/15/16	7.750	76,500
50	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	52,625
145	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	148,987
450	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	400,500
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba2)	08/15/16	8.000	77,063
50	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba2)	08/15/19	8.250	51,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Wireless
$400	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	$359,000
					1,346,050
Textiles & Apparel (0.5%)
100	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	104,500
75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)	(BB+, Ba3)	05/01/13	8.125	76,688
					181,188
Theaters & Entertainment (0.8%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	145,500
125	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	129,688
					275,188
Tobacco (0.2%)
75	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	77,813
TOTAL U.S. CORPORATE BONDS (Cost $29,382,594)					28,205,018

FOREIGN CORPORATE BONDS (11.2%)
Aerospace & Defense (0.7%)
250	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	242,500

Chemicals (1.0%)
225	Cognis GmbH, Rule 144A, Senior Secured Notes (Callable 11/15/09 @ $100.00) (Germany)#‡	(B-, B2)	09/15/13	2.299	190,125
300	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	144,000
					334,125
Electronics (0.7%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B+, B2)	12/01/15	11.875	109,500
150	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	118,500
					228,000
Energy - Exploration & Production (0.2%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	58,500

Forestry & Paper (0.5%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(D, NR)	06/15/11	7.750	46,250
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	110,625
					156,875
Gaming (0.8%)
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B, B2)	06/15/15	8.250	199,522
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) (South Africa)‡	(B, B3)	04/30/14	7.750	62,853
					262,375
Media - Cable (1.4%)
125	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	194,589

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Media - Cable
$150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B, B2)	04/15/14	9.750	$251,897
					446,486
Media - Diversified (0.3%)
100	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	99,500

Metals & Mining - Excluding Steel (1.1%)
75	Teck Resources, Ltd., Global Senior Secured Notes (Canada)	(BB+, Ba2)	05/15/14	9.750	82,875
50	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba2)	05/15/16	10.250	56,750
175	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)	(BB+, Ba2)	05/15/19	10.750	204,313
					343,938
Oil Field Equipment & Services (0.3%)
100	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	100,000

Oil Refining & Marketing (0.3%)
100	Petroplus Finance, Ltd., Rule 144A, Senior Notes (Callable 09/15/15 @ $104.69) (Bermuda)‡	(BB-, B1)	09/15/19	9.375	99,000

Packaging (0.2%)
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	76,008

Pharmaceuticals (0.5%)
100	Elan Corp. PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/12 @ $108.75) (Ireland)‡	(B, B2)	10/15/16	8.750	98,710
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B2)	12/01/13	8.875	75,938
					174,648
Support-Services (0.2%)
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50) (United Kingdom)‡	(B, NR)	06/15/14	11.000	77,713

Telecom - Integrated/Services (1.2%)
150	BCM Ireland Finance, Ltd., Rule 144A, Senior Secured Notes (Ireland)#‡	(CCC+, B3)	08/15/16	5.873	176,500
170	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	161,500
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(C, Ca)	01/15/15	6.259	16,000
50	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/10 @ $104.44) (Bermuda)	(BB-, B3)	01/15/15	8.875	51,125
					405,125
Telecom - Wireless (0.4%)
50	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(BB-, B2)	07/15/17	11.750	81,311
50	Wind Acquisition Finance SA, Rule 144A, Senior Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(BB-, B2)	07/15/17	11.750	56,625
					137,936
Telecommunications Equipment (0.1%)
75	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø	(NR, NR)	07/15/16	10.750	43,500

Textiles & Apparel (0.2%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	49,698

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Transportation - Excluding Air/Rail (1.1%)
$225	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	$213,750
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	143,812
					357,562
TOTAL FOREIGN CORPORATE BONDS (Cost $4,048,225)					3,693,489

BANK LOANS (0.3%)
Energy - Exploration & Production (0.3%)
125	ATP Oil & Gas (Cost $93,563)	(NR, NR)	07/15/14	5.750	115,082

Number of Shares

COMMON STOCKS (0.1%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^				6,644
Software/Services (0.1%)
6,429	Unisys Corp.*				17,166
TOTAL COMMON STOCKS (Cost $13,704)					23,810

PREFERRED STOCK (0.1%)
Banks (0.1%)
62	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡ (Cost $12,385)				36,059

TOTAL INVESTMENTS AT VALUE (97.1%) (Cost $33,550,471)					32,073,458

OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)					969,462

NET ASSETS (100.0%)					$33,042,920

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Open Forward Foreign Currency Contracts
USD	795,344	EUR	570,000	10/16/09	$(795,344)	$(833,161)	$(37,817)
USD	126,731	EUR	89,000	10/16/09	(126,731)	(130,090)	(3,359)
USD	243,780	GBP	149,750	10/16/09	(243,779)	(239,488)	4,291
Total							$(36,885)

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to a value of $8,508,791 or 25.8% of net assets.

+	Step Bond — The interest rate is as of September 30, 2009 and will reset at a future date.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2009.
ø	Bond is currently in default.
(1)	Par value of security held is less than 1,000.

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$418,837	$—	$418,837
Agriculture	—	120,150	—	120,150
Auto Loans	—	598,699	—	598,699
Auto Parts & Equipment	—	482,450	—	482,450
Banks	—	1,020,683	—	1,020,683
Beverages	—	125,000	—	125,000
Brokerage	—	66,375	—	66,375
Building & Construction	—	506,450	—	506,450
Building Materials	—	351,750	—	351,750
Chemicals	—	745,940	—	745,940
Computer Hardware	—	122,375	—	122,375
Consumer Products	—	343,625	—	343,625
Diversified Capital Goods	—	946,065	—	946,065
Electric - Generation	—	1,726,094	—	1,726,094
Electric - Integrated	—	356,250	—	356,250
Electronics	—	536,362	—	536,362
Energy - Exploration & Production	—	1,925,853	—	1,925,853
Environmental	—	408,438	—	408,438
Food & Drug Retailers	—	549,750	—	549,750
Food - Wholesale	—	252,313	—	252,313
Forestry & Paper	—	694,294	—	694,294
Gaming	—	1,357,426	—	1,357,426
Gas Distribution	—	1,050,447	—	1,050,447
Health Services	—	2,100,750	—	2,100,750
Hotels	—	225,875	—	225,875
Household Products	—	157,500	—	157,500
Investments & Misc. Financial Services	—	65,250	—	65,250
Leisure	—	74,910	—	74,910
Machinery	—	298,250	—	298,250
Media - Broadcast	—	358,129	—	358,129
Media - Cable	—	1,367,685	—	1,367,685
Media - Services	—	302,125	—	302,125
Metals & Mining - Excluding Steel	—	329,948	—	329,948
Non-Food & Drug Retailers	—	500,000	—	500,000
Oil Field Equipment & Services	—	627,693	—	627,693
Oil Refining & Marketing	—	197,750	—	197,750
Packaging	—	549,935	—	549,935
Printing & Publishing	—	218,089	—	218,089
Railroads	—	155,813	—	155,813
Retail	—	125,781	—	125,781
Software/Services	—	749,182	—	749,182
Steel Producers/Products	—	325,500	—	325,500
Support-Services	—	1,226,894	—	1,226,894
Telecom - Integrated/Services	—	1,662,094	—	1,662,094
Telecom - Wireless	—	1,346,050	—	1,346,050
Textiles & Apparel	—	181,188	—	181,188
Theaters & Entertainment	—	275,188	—	275,188
Tobacco	—	77,813	—	77,813
Foreign Corporate Bonds
Aerospace & Defense	—	242,500	—	242,500
Chemicals	—	334,125	—	334,125
Electronics	—	228,000	—	228,000
Energy - Exploration & Production	—	58,500	—	58,500

Forestry & Paper	—	156,875	—	156,875
Gaming	—	262,375	—	262,375
Media - Cable	—	446,486	—	446,486
Media - Diversified	—	99,500	—	99,500
Metals & Mining - Excluding Steel	—	343,938	—	343,938
Oil Field Equipment & Services	—	100,000	—	100,000
Oil Refining & Marketing	—	99,000	—	99,000
Packaging	—	76,008	—	76,008
Pharmaceuticals	—	174,648	—	174,648
Support-Services	—	77,713	—	77,713
Telecom - Integrated/Services	—	405,125	—	405,125
Telecom - Wireless	—	137,936	—	137,936
Telecommunications Equipment	—	43,500	—	43,500
Textiles & Apparel	—	49,698	—	49,698
Transportation - Excluding Air/Rail	—	357,562	—	357,562
Bank Loans
Energy - Exploration & Production	—	115,082	—	115,082
Common Stocks
Automobile Parts & Equipment	—	—	6,644	6,644
Software/Services	17,166	—	—	17,166
Preferred Stocks
Banks	36,059	—	—	36,059
Other Financial Instruments*
Forward Foreign Currency Contracts	(36,885)	—	—	(36,885)
	$16,340	$32,013,589	$6,644	$32,036,573

*Other financial instruments include futures, forwards and swap contracts.

As of September 30, 2009, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to .02% of net assets.

Federal Income Tax Cost – At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $33,550,471, $1,676,151, $(3,153,164) and $(1,477,013), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.                         The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 10, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2009